Net finance (costs) / income (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Finance income
-Interest income	¥ 40,433	¥ 25,608	¥ 7,311
Finance income	40,433	25,608	7,311
Finance costs
-Interest on loans and borrowings	(1,545)	(5,221)	(2,364)
-Interest on lease liabilities	(26,817)	(26,117)	(22,845)
Finance costs	(28,362)	(31,338)	(25,209)
Net finance (costs) / income	¥ 12,071	¥ (5,730)	¥ (17,898)